Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets
Goodwill acquired through business combinations has been allocated to CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments are as follows:

As at Dec. 31	2017	2016
Hydro	259	259
Wind and Solar	174	175
Energy Marketing	30	30
Total goodwill	463	464
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Coal rights	Software and other	Power sale contracts	Intangibles under development	Total
Cost
As at Dec. 31, 2015	178	256	223	15	672
Additions	—	—	—	21	21
Additions - capital lease	—	3	—	—	3
Retirements	—	(3)	—	—	(3)
Change in foreign exchange rates	—	(1)	—	(1)	(2)
Transfers	—	13	—	(11)	2
As at Dec. 31, 2016	178	268	223	24	693
Additions	—	31	—	20	51
Change in foreign exchange rates	—	(3)	—	—	(3)
Transfers	—	18	—	(15)	3
As at Dec. 31, 2017	178	314	223	29	744

Accumulated amortization
As at Dec. 31, 2015	109	142	52	—	303
Amortization	6	24	8	—	38
Retirements	—	(3)	—	—	(3)
As at Dec. 31, 2016	115	163	60	—	338
Amortization	8	24	9	—	41
Change in foreign exchange rates	—	1	—	—	1
Transfers	2	—	(2)	—	—
As at Dec. 31, 2017	125	188	67	—	380

Carrying amount
As at Dec. 31, 2015	69	114	171	15	369
As at Dec. 31, 2016	63	105	163	24	355
As at Dec. 31, 2017	53	126	156	29	364